The Nature of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Depreciation, property, plant and equipment	$ 19,604	$ 21,873	$ 22,186
Cost of Revenues [Member]
IFRS Statement [Line Items]
Depreciation, property, plant and equipment	6,093	6,935	8,146
Operating Expenses [Member]
IFRS Statement [Line Items]
Depreciation, property, plant and equipment	$ 13,511	$ 14,938	$ 14,040